Schedule of depreciation and amortisation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Expenses
Depreciation of property, plant and equipment and right-of-use assets	$ (155,948)	$ (83,145)	$ (148,313)
Amortisation of intangible assets	(30,225)	(30,225)
Depreciation and amortisation	$ (186,173)	$ (113,370)	$ (148,313)